SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION	12 Months Ended
Dec. 28, 2019
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

NOTE 11. SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

Common Stock and Share Repurchase Program

Our Amended and Restated Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (of which no shares are outstanding), with respect to which our Board may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

From time to time, our Board authorizes the repurchase of shares of our outstanding common stock.  Repurchased shares may be reissued under our long-term incentive plan or used for other corporate purposes. In 2019, we repurchased approximately 2 million shares of our common stock at an aggregate cost of $237.7 million.   In 2018, we repurchased approximately 4 million shares of our common stock at an aggregate cost of $392.9 million.

In April 2019, our Board authorized the repurchase of shares of our common stock with a fair market value of up to $650 million, exclusive of any fees, commissions or other expenses related to such purchases, in addition to the amount then outstanding under our previous Board authorization. Board authorizations remain in effect until shares in the amount authorized thereunder have been repurchased. Shares of our common stock in the aggregate amount of $644.7 million as of December 28, 2019 remained authorized for repurchase under this Board authorization.

Treasury Shares Reissuance

We fund a portion of our employee-related expenses using shares of our common stock held in treasury. We record net gains or losses associated with our use of treasury shares to retained earnings.

Accumulated Other Comprehensive Loss

The changes in “Accumulated other comprehensive loss” (net of tax) for 2019 and 2018 were as follows:

		Pension and
	Foreign	Other
	Currency	Postretirement	Cash Flow
(In millions)	Translation	Benefits	Hedges	Total
Balance as of December 30, 2017	$(156.2)	$(524.0)	$(.3)	$(680.5)
Other comprehensive (loss) income before reclassifications, net of tax	(91.2)	(4.1)	1.1	(94.2)
Reclassifications to net income, net of tax	—	93.8	(1.1)	92.7
Net current-period other comprehensive (loss) income, net of tax	(91.2)	89.7	—	(1.5)
Balance as of December 29, 2018	$(247.4)	$(434.3)	$(.3)	$(682.0)
Other comprehensive income before reclassifications, net of tax	2.3	66.4	.5	69.2
Reclassifications to net income, net of tax	—	266.1	(1.4)	264.7
Net current-period other comprehensive income (loss), net of tax	2.3	332.5	(.9)	333.9
Balance as of December 28, 2019	$(245.1)	$(101.8)	$(1.2)	$(348.1)

The amounts reclassified from “Accumulated other comprehensive loss” to increase (decrease) net income were as follows:

				Statements of Income
(In millions)	2019	2018	2017	Location
Cash flow hedges:
Foreign exchange contracts	$2.1	$1.3	$.2	Cost of products sold
Commodity contracts	(.2)	.1	.2	Cost of products sold
Interest rate contracts	—	—	(1.8)	Interest expense
Total before tax	1.9	1.4	(1.4)
Tax	(.5)	(.3)	.5	(Benefit from) provision for income taxes
Net of tax	1.4	1.1	(.9)
Pension and other postretirement benefits	(445.4)	(121.4)	(28.2)	Other non-operating expense, net
Tax	179.3	27.6	8.9	(Benefit from) provision for income taxes
Net of tax	(266.1)	(93.8)	(19.3)
Total reclassifications for the period	$(264.7)	$(92.7)	$(20.2)

The following table sets forth the income tax expense (benefit) allocated to each component of other comprehensive income (loss):

(In millions)	2019	2018	2017
Foreign currency translation:
Translation gain (loss)	$(5.5)	$(9.1)	$(25.1)
Pension and other postretirement benefits:
Net gain (loss) recognized from actuarial gain/loss and prior service cost/credit	19.4	(2.4)	.5
Reclassifications to net income	179.3	27.6	8.9
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	.2	.3	(.6)
Reclassifications to net income	(.5)	(.3)	.5
Income tax expense (benefit) allocated to components of other comprehensive income (loss)	$192.9	$16.1	$(15.8)